Note 16 - Financial Instruments (Details) - Details of the Impairment Charge for Each Vessel (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013
Impaired Long-Lived Assets Held and Used [Line Items]
Vessel, Loss	$ 78.2	$ 78.2
Ninos [Member] | Fair Value, Inputs, Level 2 [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Vessel, Significant Other Observable Inputs (Level 2)	2.7	2.7
Ninos [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Vessel, Loss		1.1
Kuo Hsiung [Member] | Fair Value, Inputs, Level 2 [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Vessel, Significant Other Observable Inputs (Level 2)	2.8	2.8
Kuo Hsiung [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Vessel, Loss		1.6
YM Xingang I [Member] | Fair Value, Inputs, Level 2 [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Vessel, Significant Other Observable Inputs (Level 2)	3.0	3.0
YM Xingang I [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Vessel, Loss		7.8
Manolis P [Member] | Fair Value, Inputs, Level 2 [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Vessel, Significant Other Observable Inputs (Level 2)	3.8	3.8
Manolis P [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Vessel, Loss		8.3
Cpt Costas [Member] | Fair Value, Inputs, Level 2 [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Vessel, Significant Other Observable Inputs (Level 2)	3.8	3.8
Cpt Costas [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Vessel, Loss		10.6
Despina P [Member] | Fair Value, Inputs, Level 2 [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Vessel, Significant Other Observable Inputs (Level 2)	3.9	3.9
Despina P [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Vessel, Loss		6.2
Tiger Bridge [Member] | Fair Value, Inputs, Level 2 [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Vessel, Significant Other Observable Inputs (Level 2)	3.8	3.8
Tiger Bridge [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Vessel, Loss		9.3
Aggeliki [Member] | Fair Value, Inputs, Level 2 [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Vessel, Significant Other Observable Inputs (Level 2)	7.5	7.5
Aggeliki [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Vessel, Loss		5.8
Evridiki [Member] | Fair Value, Inputs, Level 2 [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Vessel, Significant Other Observable Inputs (Level 2)	13.0	13.0
Evridiki [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Vessel, Loss		27.5
Fair Value, Inputs, Level 2 [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Vessel, Significant Other Observable Inputs (Level 2)	$ 44.3	$ 44.3